Organization and Basis of Presentation (Details) (USD $)	0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended
	May 14, 2013	Jun. 30, 2013 Members' equity	Jun. 30, 2013 Non-controlling Interest	May 14, 2013 Class A Common Stock	Jun. 30, 2013 PCM item
Organization and Basis of Presentation
Number of investment funds with whom management has management agreement					3
Common stock sold in initial public offering (in shares)				12,800,000
Public offering price (in dollars per share)				$ 18.00
Net proceeds from initial public offering, after deducting net underwriting discounts and commissions				$ 216,800,000
Number of Class A common units purchased				12,800,000
Tax benefits payable under tax receivable agreement (as a percent)	85.00%
Shares purchased accounted for as a transfer of interests under common control				12,800,000
Reclassification of members' equity to non-controlling interest		$ 315,454,000	$ (315,454,000)